Janus Henderson Research Fund Investment Strategy - Class D Shares [Member] - Janus Henderson Research Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in common stocks. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund is classified as nondiversified, which allows it to hold larger positions in more securities as compared to a fund that is classified as diversified.The Adviser’s equity research analysts (the “Central Research Team”) select investments for the Fund that represent the Central Research Team’s high-conviction investment ideas in all market capitalizations and styles. The Central Research Team conducts fundamental analysis with a focus on “bottom-up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, (v) attractive valuation, and (vi) growth potential. Analysts bring their high-conviction ideas to their respective sector teams. Each sector team compares the appreciation and risk potential of its high-conviction ideas and constructs a sector sleeve that is intended to maximize the best risk-reward opportunities. The sector sleeves are then combined to form the Fund’s overall portfolio. The Portfolio Oversight Team, which includes portfolio management, oversees the overall portfolio to manage unintended style risks. Although the Central Research Team may find high-conviction investment ideas anywhere in the world, the Central Research Team emphasizes investments in securities of U.S.-based issuers for this Fund.Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment, if the risk characteristics have caused a re-evaluation of the opportunity, or if the investment thesis for owning a position has changed. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings. The Fund’s portfolio management, which includes two analysts on the Central Research Team, oversees the investment process and is responsible for the day-to-day management of the Fund. Although the Fund’s exposure to certain sectors may be higher than to others, it is expected that the Fund will be broadly diversified among a variety of sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Central Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.